RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) $ in Millions, $ in Millions				12 Months Ended
	Dec. 23, 2022 USD ($) loanAgreement	Dec. 23, 2022 CAD ($) loanAgreement	Jan. 07, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Cash repayments of advances and loans from related parties				$ 633.0	$ 582.0	$ 0.0
Other related party
Disclosure of transactions between related parties [line items]
Cash on deposit				779.0	64.0
Brookfield Corporation | Other related party
Disclosure of transactions between related parties [line items]
Purchased investment				4,000.0
Subsidiaries of Brookfield
Disclosure of transactions between related parties [line items]
Number of loan agreements | loanAgreement	2	2
BAC | Brookfield Properties (Canada) Inc. | Other related party
Disclosure of transactions between related parties [line items]
Leases paid				0.7	0.4
Lease liabilities				1.0	1.0
BAC | Brookfield Corporation | Other related party
Disclosure of transactions between related parties [line items]
Expense				1.0	0.3
Outsourcing amounts due				0.7	$ 0.5
BIHI | NER SPC
Disclosure of transactions between related parties [line items]
Advance			$ 255.0
BRILP | Subsidiaries of Brookfield | Brookfield and its subsidiaries
Disclosure of transactions between related parties [line items]
Advance	$ 100.0	$ 300
NER SPC | BIHI
Disclosure of transactions between related parties [line items]
Cash repayments of advances and loans from related parties				379.0
BTMI | BAM Re Holdings
Disclosure of transactions between related parties [line items]
Advance				269.0
Cash repayments of advances and loans from related parties				50.0
Subsidiaries of the Company | Brookfield Corporation | Other related party
Disclosure of transactions between related parties [line items]
Purchased investment				$ 3,300.0